SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Summary of assumptions using the binomial option pricing model

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
Risk free rate of interest	2.45% ‑ 2.98%	1.79%-2.53%	0.27%-1.47%
Volatility	43.5% ‑ 48.3%	43.4%-55.3%	48.8%-59.5%
Dividend yield	—	—	—
Exercise multiples	2.2 / 2.8	2.2 / 2.8	2.2 / 2.8
Life of option (years)	4.0 ‑ 6.0	4.0 - 6.0	2.5-6.0

Schedule of activity in share options

			Weighted
		Weighted	Average
	Number of	Average	Grant‑date
	Options	Exercise Price	Fair Value
		RMB	RMB
Outstanding as of December 31, 2019	36,474,200	12.28	34.61
Granted	7,503,489	14.70	35.88
Exercised	(8,319,681)	—	22.00
Forfeited	(6,384,600)	17.05	39.66
Outstanding as of December 31, 2020	29,273,408	17.24	40.24

Schedule of share options outstanding

	Options Outstanding		Options Exercisable
		Weighted		Weighted
		Average		Average
	Number	Remaining	Number	Remaining
Exercise Price	Outstanding	Contractual Life	Outstanding	Contractual Life
RMB
7.78	10,340,000	0.64	9,878,000	0.52
14.32	12,036,630	1.97	11,644,230	1.94
24.06	2,641,500	3.55	—	—
24.11	4,176,678	3.55	3,345,098	3.55
51.05	78,600	3.02	—	—
	29,273,408		24,867,328

Schedule of share-based compensation expenses recognized with each issuance of share options

	For the year ended
	December 31,
Date of Grant	2018	2019	2020
	RMB	RMB	RMB
10/07/2015	2,613	—	—
25/09/2015	111	57	—
01/07/2016	47,177	27,771	10,319
16/08/2016	241	251	—
23/08/2016	2,336	2,442	1,571
01/09/2016	1,546	1,616	—
06/09/2016	3,524	3,427	898
01/08/2017	9,686	10,124	6,623
11/09/2017	8,713	9,107	—
10/10/2017	2,732	2,856	2,862
20/10/2017	393,648	63,246	—
26/12/2017	—	135,997	4,674
19/01/2018	33,623	8,486	1,533
07/03/2018	2,193	4,162	—
27/03/2018	—	6,345	3,604
27/04/2018	—	10,377	—
01/09/2018	—	1,366	1,028
29/09/2018	—	20,195	4,600
24/12/2018	19	1,095	—
07/01/2019	—	1,842	839
21/04/2019	—	653	309
13/06/2019	—	97	177
14/06/2019	—	41	75
01/07/2019	—	41,598	13,657
21/2/2020	—	—	110,145
28/2/2020	—	—	127,716
Share‑based compensation recognized for share options	508,162	353,151	290,630

Summary of share based compensation recognized related to share options granted and ordinary shares issued

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
General and administrative expenses	508,162	353,151	290,630
Total	508,162	353,151	290,630